Income Taxes - Summary of Net Operating Loss Carryforward (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Operating loss carry forward - Federal	$ 4,425	$ 44,035
Operating loss carry forward - Colorado	4,425	$ 44,035
Federal [Member]
Net operating loss carryforward	48,460
Colorado [Member]
Net operating loss carryforward	$ 49,460